ACQUISITION	9 Months Ended
Sep. 30, 2011
ACQUISITION
4.	ACQUISITION

Merger Agreement

On April 8, 2011, Novelos acquired Cellectar through a merger with and into the Merger Subsidiary, pursuant to the merger Agreement entered into on that date.  As a result of the Acquisition, the Merger Subsidiary, which has been renamed Cellectar, Inc., owns all assets of and operates the business previously owned and operated by Cellectar.

In the Acquisition, the former stockholders of Cellectar received an aggregate number of shares of Novelos common stock constituting approximately 85% of the outstanding shares of Novelos common stock, after giving effect to the Acquisition but before giving effect to the concurrent private placement of Novelos securities described below.  Prior to the Acquisition, Novelos amended and restated its certificate of incorporation and in connection therewith, among other things, effected a 1-for-153 reverse split of its common stock (the “Reverse Split”) resulting in 2,959,871 shares of Novelos common stock outstanding. Novelos then issued 17,001,596 shares of Novelos common stock to the stockholders of Cellectar upon the effective date of the Acquisition.  Warrants and options to purchase Novelos common stock that were outstanding prior to the Acquisition remained outstanding following the Acquisition. These consist of warrants to purchase a total of 315,164 shares of Novelos common stock with prices ranging from $16.07 to $191.25 and options to purchase a total of 49,159 shares of Novelos common stock with prices ranging from $1.53 to $1,072.53.

XMS Capital Partners, the financial advisor to Cellectar in connection with the Acquisition, received a cash fee of $200,000 upon the completion of the Acquisition in consideration of their services.  Rodman & Renshaw, LLC (“Rodman”), financial advisor to Novelos in connection with the Acquisition, received a cash fee of $250,000 upon the completion of the Acquisition in consideration of their services.  These amounts were recorded as merger costs and expensed as incurred on the date of the Acquisition.  In addition to the investment banking fees, the Company also incurred an additional $296,207 of merger-related legal and other costs during the nine months ended September 30, 2011 which were included as a component of expense in the respective period.

The Acquisition was completed principally to leverage synergies between Novelos’ strategic focus and experience in developing and funding the development of cancer drugs and Cellectar’s portfolio of cancer-targeted compounds.

Purchase Accounting

The Acquisition was accounted for using the purchase method of accounting as a reverse acquisition.  In a reverse acquisition, the post-acquisition net assets of the surviving combined company includes the historical cost basis of the net assets of the accounting acquirer (Cellectar) plus the fair value of the net assets of the accounting acquiree (Novelos).  Further, under the purchase method, the purchase price is allocated to the assets acquired and liabilities assumed based on their estimated fair values and the excess of the purchase price over the estimated fair value of the identifiable net assets is presented as excess purchase price over net assets acquired.  The cost of acquisition and related purchase-price allocation is based on preliminary evaluation of the fair value of assets and liabilities assumed from Novelos and may change when the final valuation of certain intangible assets is determined.  The evaluation is preliminary principally due to the pending evaluation of the Company’s intangible assets.  The excess of purchase price over net assets acquired will be allocated to intangibles and goodwill once the Company completes the final allocation of purchase price.

The fair value of the consideration transferred in the Acquisition was $2,219,903 and was calculated as the number of shares of common stock that Cellectar would have had to issue (adjusted for the Exchange Ratio) in order for Novelos shareholders to obtain a 15% equity interest in the combined Company post-acquisition, multiplied by the estimated fair value of the Company’s common stock on the acquisition date.  The estimated fair value of the Company’s common stock was based on the offering price of the common stock sold in the private placement which was both completed concurrently with and conditioned upon the closing of the Acquisition. This price was determined to be the best indication of fair value on that date since the price was based on an arm’s length negotiation with a group consisting of both new and existing investors that had been advised of the pending Acquisition and assumed similar liquidity risk as those investors holding the majority of shares being valued as purchase consideration.

The following table summarizes the Company’s preliminary estimated fair values of the assets acquired and the liabilities assumed at the date of acquisition.

Consideration - issuance of securities	$2,219,903

Prepaid expenses and other assets	$71,892
Fixed assets	6,515
Accrued liabilities	(380,130)
Derivative liability	(59,485)
Excess of purchase price over net assets acquired	1,675,462

Total purchase price – net of cash acquired of $905,649	$1,314,254

The excess of purchase price over net assets acquired will be allocated to intangibles, which could potentially include the fair value of the compounds developed prior to the Acquisition by Novelos, with the remainder allocated to goodwill once the Company completes the final allocation of purchase price.  The estimated fair values of assets acquired and liabilities assumed are provisional and are based on the information that was available as of the acquisition date to estimate the fair value of assets acquired and liabilities assumed.  The Company believes that the information provides a reasonable basis for estimating the fair values of assets acquired and liabilities assumed, but the Company is waiting for additional information necessary to finalize those fair values.  Therefore, the provisional measurements of fair value reflected are subject to change and such changes may be significant.  The Company expects to finalize the valuation and complete the purchase price allocation as soon as practicable but no later than one year from the acquisition date.